Document and Entity Information	Mar. 24, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2021
Entity Registrant Name	Techpoint, Inc.
Entity Central Index Key	0001556898
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	000-55843
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0806545
Entity Address, Address Line One	2550 N. First Street
Entity Address, Address Line Two	#550
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	324-0588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Japanese Depositary Shares | Japan Exchange Group
Document Information [Line Items]
Title of 12(b) Security	Japanese Depository Shares, each representing one
Trading Symbol	0001556898
Common Stock, Par Value
Document Information [Line Items]
Title of 12(b) Security	Common Stock Share, $0.0001 par value per share
Trading Symbol	0001556898